DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS (Tables) [Line Items]
Disclosure of discontinued operations [text block]

13   DISCONTINUED OPERATIONS

The Group completed the sale of the Scottish Widows Group to its ultimate holding company, Lloyds Banking Group plc, in May 2018. Scottish Widows represented the entirety of the Group’s insurance business and consequently these operations were classified as discontinued and the profit after tax from these activities reported as a single line on the Group’s income statement.

In order to fairly reflect the results and financial position of the Group’s continuing operations and its discontinued operations, transactions that the continuing operations had with the discontinued operations were reported on the relevant line in the Group’s income statement, with the matching transaction similarly reported in the discontinued operations income statement. All such transactions fully eliminated within the Group’s statutory consolidation and there was no net impact on profit before tax.

The results of the discontinued operations in 2017 and 2018 were as follows:

	2018 £ million	2017 £ million
Interest and similar income	14	228
Interest and similar expense	(3)	(1,541)
Net interest income	11	(1,313)

Fee and commission income	106	373
Fee and commission expense	(180)	(553)
Net fee and commission income	(74)	(180)
Net trading income (see (a) below)	(790)	10,977
Insurance premium income (see (b) below)	2,714	7,930
Other operating income	205	102
Other income	2,055	18,829
Total income	2,066	17,516
Insurance claims (see (c) below)	(1,363)	(15,578)
Total income, net of insurance claims	703	1,938
Operating expenses	(333)	(995)
Trading surplus	370	943
Profit on disposal of the discontinued operations	1,010	–
Profit before tax	1,380	943
Taxation	(66)	(147)
Profit after tax from discontinued operations	1,314	796

(a) Net trading income

	2018	2017
	£m	£m
Foreign exchange translation gains	31	130
Gains on foreign exchange trading transactions	–	–
Total foreign exchange	31	130
Investment property gains	45	231
Securities and other gains (see below)	(866)	10,616
Net trading income	(790)	10,977

Securities and other gains comprise net gains arising on assets and liabilities held at fair value through profit or loss and for trading as follows:

	2018 £m	2017 £m
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	(426)	990
Equity shares	(535)	9,556
Total net gains arising on assets designated at fair value through profit or loss	(961)	10,546
Net gains on financial instruments held for trading	95	70
Securities and other gains	(866)	10,616

(b) Insurance premium income

	2018 £m	2017 £m
Life insurance
Gross premiums:
Life and pensions	2,198	6,273
Annuities	366	1,082
	2,564	7,355
Ceded reinsurance premiums	(73)	(168)
Net earned premiums	2,491	7,187
Non-life insurance
Net earned premiums	223	743
Total net earned premiums	2,714	7,930

(c) Insurance claims

	2018	2017
Insurance claims comprise:	£m	£m
Life insurance and participating investment contracts
Claims and surrenders	(2,788)	(8,898)
Change in insurance and participating investment contracts	1,533	(9,067)
Change in non-participating investment contracts	(73)	2,836
	(1,328)	(15,129)
Reinsurers’ share	86	35
	(1,242)	(15,094)
Change in unallocated surplus	14	(147)
Total life insurance and participating investment contracts	(1,228)	(15,241)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(135)	(337)
Total insurance claims	(1,363)	(15,578)
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(267)	(675)
Maturities	(393)	(1,280)
Surrenders	(1,734)	(5,674)
Annuities	(336)	(985)
Other	(58)	(284)
Total life insurance gross claims and surrenders	(2,788)	(8,898)

The impact of the discontinued operations on the Group’s Cash flow statements was as follows:

	2018[1]	2017
	£m	£m
Net cash used in operating activities	(1,715)	(12,244)
Net cash from investing activities	60	208
Net cash used in financing activities	(682)	(115)
Change in cash and cash equivalents	(2,337)	(12,151)

1	Presentation amended for revised amounts.

Disclosure of analysis of single amount of discontinued operations [text block]	The impact of the discontinued operations on the Group’s Cash flow statements was as follows:

	2018[1]	2017
	£m	£m
Net cash used in operating activities	(1,715)	(12,244)
Net cash from investing activities	60	208
Net cash used in financing activities	(682)	(115)
Change in cash and cash equivalents	(2,337)	(12,151)
1	Presentation amended for revised amounts.

Discontinued operations [member]
DISCONTINUED OPERATIONS (Tables) [Line Items]
Disclosure of discontinued operations [text block]	The results of the discontinued operations in 2017 and 2018 were as follows:

	2018 £ million	2017 £ million
Interest and similar income	14	228
Interest and similar expense	(3)	(1,541)
Net interest income	11	(1,313)

Fee and commission income	106	373
Fee and commission expense	(180)	(553)
Net fee and commission income	(74)	(180)
Net trading income (see (a) below)	(790)	10,977
Insurance premium income (see (b) below)	2,714	7,930
Other operating income	205	102
Other income	2,055	18,829
Total income	2,066	17,516
Insurance claims (see (c) below)	(1,363)	(15,578)
Total income, net of insurance claims	703	1,938
Operating expenses	(333)	(995)
Trading surplus	370	943
Profit on disposal of the discontinued operations	1,010	–
Profit before tax	1,380	943
Taxation	(66)	(147)
Profit after tax from discontinued operations	1,314	796

Disclosure of trading income (expense) [text block]
	2018	2017
	£m	£m
Foreign exchange translation gains	31	130
Gains on foreign exchange trading transactions	–	–
Total foreign exchange	31	130
Investment property gains	45	231
Securities and other gains (see below)	(866)	10,616
Net trading income	(790)	10,977

Disclosure of financial assets held for trading [text block]	Securities and other gains comprise net gains arising on assets and liabilities held at fair value through profit or loss and for trading as follows:

	2018 £m	2017 £m
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	(426)	990
Equity shares	(535)	9,556
Total net gains arising on assets designated at fair value through profit or loss	(961)	10,546
Net gains on financial instruments held for trading	95	70
Securities and other gains	(866)	10,616

Disclosure of insurance premium revenue [text block]
	2018 £m	2017 £m
Life insurance
Gross premiums:
Life and pensions	2,198	6,273
Annuities	366	1,082
	2,564	7,355
Ceded reinsurance premiums	(73)	(168)
Net earned premiums	2,491	7,187
Non-life insurance
Net earned premiums	223	743
Total net earned premiums	2,714	7,930

Disclosure of claims and benefits paid [text block]

	2018	2017
Insurance claims comprise:	£m	£m
Life insurance and participating investment contracts
Claims and surrenders	(2,788)	(8,898)
Change in insurance and participating investment contracts	1,533	(9,067)
Change in non-participating investment contracts	(73)	2,836
	(1,328)	(15,129)
Reinsurers’ share	86	35
	(1,242)	(15,094)
Change in unallocated surplus	14	(147)
Total life insurance and participating investment contracts	(1,228)	(15,241)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(135)	(337)
Total insurance claims	(1,363)	(15,578)
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(267)	(675)
Maturities	(393)	(1,280)
Surrenders	(1,734)	(5,674)
Annuities	(336)	(985)
Other	(58)	(284)
Total life insurance gross claims and surrenders	(2,788)	(8,898)